Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of intangible assets
USD thousands
IPR&D related to TyrNovo (see 5A below)	6,172
IPR&D related to Famewave (see 5B below)	14,310

Total intangible assets	20,482

Schedule of recognized amounts assets acquired and liabilities assumed
USD thousands
Cash	69
Intangible assets (1)	14,310
Other receivables	6
Trade payables	(2,283)
Other payables	(2,102)
Total net identifiable assets	10,000